Detail of Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Detail of Accrued Expenses [Abstract]
Accrued Expenses and Other Current Liabilities
Detail of Accrued Expenses and Other Current Liabilities

	As of December 31,
(In millions)	2016	2015
Payroll and other compensation	$155	$156
Self-insurance claims and reserves	179	179
Advance deposits	87	76
Payable to former Minority Investors and holders of CIE equity awards (See Note 17)	63	—
Accrued taxes	28	30
Chip and token liability	20	17
Other accruals	132	92
Total accrued expenses and other current liabilities	$664	$550